Retirement plans - Defined benefit pension plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	$ 16,973
Past service cost	0	$ (2,479)
Balance, end of year	16,798	16,973
Unfunded status	16,798	16,973
Minimum funding requirement	0	0
Accrued benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	55,181	53,586
Current service cost	3,395	2,246
Past service cost	0	2,479
Interest cost on accrued benefit obligations / income on assets	2,436	2,549
Benefit payments	(3,657)	(4,280)
Settlements	(12,246)	(3,738)
Actuarial (gain) loss	(206)	2,074
Foreign exchange gain (loss)	(4,856)	265
Balance, end of year	40,047	55,181
Fair values of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	38,208	38,347
Interest cost on accrued benefit obligations / income on assets	1,680	1,901
Contributions	2,536	5,687
Benefit payments	(3,657)	(4,280)
Settlements	(13,305)	(3,680)
Return on plan assets	45	(705)
Foreign exchange gain (loss)	(2,258)	938
Balance, end of year	$ 23,249	$ 38,208